Average Annual Total Returns - GraniteShares YieldBOOST TSLA ETF		12 Months Ended
	Dec. 17, 2024	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	(17.26%)	(14.49%)
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(40.07%)	(38.78%)
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(18.92%)	(9.06%)
S&P 500 Total Return Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.06%	17.88%